SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 10) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 21,602	$ (3,826)	$ 2,053	$ 1,501	$ 14,387	$ (2,225)	$ (2,321)	$ 2,444	$ 21,330	$ 12,285	$ (9,726)
Income from discontinued operations	(140)	221	37	(2,585)	(3,574)	1,869	2,645	(295)	(2,467)	645	(2,661)
Noncash revenues, expenses, gains and losses included in income (loss):
Net (gains) losses on sales of divested businesses									74	(19,566)	1,271
Unrealized gains in earnings (net)									(687)	(1,372)	(4,249)
Depreciation and other amortization									7,372	8,012	9,212
Changes in operating assets and liabilities:
Capitalization of deferred policy acquisition costs									(5,429)	(5,933)	(5,942)
Current and deferred income taxes - net									(20,480)	5,733	(2,962)
Total adjustments									(22,198)	(3,227)	24,670
Net cash provided by operating activities									35	16,910	18,584
New accounting standard for acquisition costs
Cash flows from operating activities:
Net income (loss)									21,330	12,285	(9,726)
Income from discontinued operations									(2,467)	645	(2,661)
Noncash revenues, expenses, gains and losses included in income (loss):
Net (gains) losses on sales of divested businesses										(19,566)
Unrealized gains in earnings (net)									(687)	(1,372)	(4,249)
Depreciation and other amortization									7,372	8,012	9,212
Changes in operating assets and liabilities:
Capitalization of deferred policy acquisition costs									(5,429)	(5,933)	(5,942)
Current and deferred income taxes - net									(20,480)	5,733	(2,962)
Total adjustments									(22,198)	(3,227)	24,670
Net cash provided by operating activities									35	16,910	18,584
New accounting standard for acquisition costs | As Previously Reported
Cash flows from operating activities:
Net income (loss)									18,506	10,013	(12,313)
Income from discontinued operations									(1,535)	2,064	(505)
Noncash revenues, expenses, gains and losses included in income (loss):
Net (gains) losses on sales of divested businesses										(17,767)
Unrealized gains in earnings (net)									(667)	(1,361)	(4,249)
Depreciation and other amortization									9,883	11,320	12,074
Changes in operating assets and liabilities:
Capitalization of deferred policy acquisition costs									(7,796)	(9,321)	(8,938)
Current and deferred income taxes - net									(18,752)	4,856	(2,397)
Total adjustments									(20,306)	(2,374)	25,101
Net cash provided by operating activities									35	16,910	18,584
New accounting standard for acquisition costs | Effect of Change
Cash flows from operating activities:
Net income (loss)									2,824	2,272	2,587
Income from discontinued operations									(932)	(1,419)	(2,156)
Noncash revenues, expenses, gains and losses included in income (loss):
Net (gains) losses on sales of divested businesses										(1,799)
Unrealized gains in earnings (net)									(20)	(11)
Depreciation and other amortization									(2,511)	(3,308)	(2,862)
Changes in operating assets and liabilities:
Capitalization of deferred policy acquisition costs									2,367	3,388	2,996
Current and deferred income taxes - net									(1,728)	877	(565)
Total adjustments									$ (1,892)	$ (853)	$ (431)